ENERGY PURCHASED FOR RESALE	12 Months Ended
Dec. 31, 2018
ENERGY PURCHASED FOR RESALE
ENERGY PURCHASED FOR RESALE

NOTE 37 - ENERGY PURCHASED FOR RESALE

		12/31/2017	12/31/2016
	12/31/2018	(Reclassified)	(Reclassified)
Energy purchased for resale
Supply	682,892	1,523,390	1,506,771
Proinfa	—	3,072,874	3,084,640
Marketing in CCEE	637,313	1,156,187	1,030,473
Others	239,328	403,112	17,980
	1,559,533	6,155,563	5,639,864

Effective January 1, 2018, the Company adopted IFRS 15 and began to offset revenues against cost in PROINFA transactions, since it is an agent in the transaction (see further details in note 3.1.2 item b).